Net Debt - Summary of Net Debt Balance and Gearing Ratio (Detail) - USD ($) $ in Millions	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Interest bearing liabilities, Current
Bank loans	$ 737	$ 508
Notes and debentures	3,354	1,002
Lease liabilities	853	65
Bank overdraft and short-term borrowings	0	20	$ 58
Other	68	66
Total interest bearing liabilities	5,012	1,661
Less: Lease liability associated with index-linked freight contracts current	379
Less cash and cash equivalents
Cash	3,493	2,210
Short-term deposits	9,933	13,403
Less: Total cash and cash equivalents	13,426	15,613	$ 15,871
Net debt management related instruments	(162)	(48)
Net cash management related instruments	(15)	(27)
Less: Total derivatives included in net debt	(177)	(75)
Interest bearing liabilities, Non-current
Bank loans	1,755	1,990
Notes and debentures	17,691	20,527
Lease liabilities	2,590	650
Less: Net debt management related instruments	595	(156)
Less: Net cash management related instruments		0
Less: Total derivatives included in net debt	595	(156)
Total interest bearing liabilities	22,036	23,167
Less: Lease liability associated with index-linked freight contracts non current	781
Net debt	12,044	9,446
Net assets	$ 52,246	$ 51,824
Gearing	18.70%	15.40%